Annual Total Returns [BarChart] - QS Variable Conservative Growth - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	1.17%
Annual Return 2012	13.10%
Annual Return 2013	15.33%
Annual Return 2014	4.91%
Annual Return 2015	(1.19%)
Annual Return 2016	7.43%
Annual Return 2017	13.55%
Annual Return 2018	(4.40%)
Annual Return 2019	17.37%
Annual Return 2020	10.96%